Supplementary Oil And Gas Information (Unaudited) - Oil and Natural Gas Liquids Narrative (Details) - Crude Oil, Synthetic Crude Oil, Bitumen, Natural Gas, Natural Gas Liquids - MMBbls	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reserve Quantities [Line Items]
Change in proved developed and undeveloped reserves, net (in MMbbl)	1,400	625	828
Extensions and discoveries (in MMbbl)	726	364	912
Improved recovery (in MMbbl)	58	181	64
Purchases of reserves in place (in MMbbl)	28	668	16
Sales of reserves in place (in MMbbl)	0	0	4
Production (in MMbbl)	320	285	274
Economic revisions due to prices (in MMbbl)	805	(285)	(51)
Revisions of prior estimates (in MMbbl)	103	(19)	165